UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05914
                                   ----------

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                      -------------------------------------
               (Exact name of registrant as specified in charter)


       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
             (Address of principal executive offices)   (Zip code)


          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)


      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 12/31/05
                          ----------

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

[PHOTO OMITTED]

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       ANNUAL REPORT AND SHAREHOLDER LETTER           |    GLOBAL
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      WANT TO RECEIVE
[GRAPHIC OMITTED]                                     THIS DOCUMENT
                                                      FASTER VIA EMAIL?

                      TEMPLETON                       Eligible shareholders can
              GLOBAL OPPORTUNITIES TRUST              sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                                FRANKLIN TEMPLETON INVESTMENTS

                                GAIN FROM OUR PERSPECTIVE

                                Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE           Each of our portfolio management groups
                                operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                                MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION            Because our management groups work
                                independently and adhere to different
                                investment approaches, Franklin, Templeton and
                                Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST       At Franklin Templeton Investments, we seek to
                                consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

[PHOTO OMITTED]

Not part of the annual report

CONTENTS

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Templeton Global Opportunities Trust ......................................    3

Performance Summary .......................................................    7

Your Fund's Expenses ......................................................   11

Financial Highlights and Statement of Investments .........................   13

Financial Statements ......................................................   21

Notes to Financial Statements .............................................   24

Report of Independent Registered Public Accounting Firm ...................   32

Tax Designation ...........................................................   33

Board Members and Officers ................................................   37

Shareholder Information ...................................................   43

--------------------------------------------------------------------------------
ANNUAL REPORT

TEMPLETON GLOBAL OPPORTUNITIES TRUST

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Opportunities Trust seeks long-term capital growth. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located anywhere in the world, including developing or emerging markets.

--------------------------------------------------------------------------------
  PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 12/31/05

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Europe                                                       38.5%
Asia                                                         30.7%
North America                                                23.3%
Australia & New Zealand                                       2.3%
Latin America                                                 1.6%
Middle East & Africa                                          0.4%
Short-Term Investments & Other Net Assets                     3.2%

We are pleased to bring you Templeton Global Opportunities Trust's annual report for the fiscal year ended December 31, 2005.

PERFORMANCE OVERVIEW

Templeton Global Opportunities Trust - Class A posted a +12.63% cumulative total return for the 12 months under review. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which posted an +11.37% total return for the same period.(1) Please note that performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

The global economy overcame fears of derailment generated by higher energy costs and advanced at a solid clip during 2005, with signs of firming recoveries in Europe and Japan. Excluding the volatile energy and food sectors, inflation remained relatively subdued worldwide, and monetary policy remained fairly accommodative. The U.S. Federal Reserve Board raised the short-term federal funds target rate with eight quarter-point increases, bringing it to 4.25%. The European Central Bank (ECB) made one quarter-point rise in short-term rates, its first increase after keeping rates at historically low levels for more than two and a half years. Even after the increases, both rates remained at levels considered accommodative for economic growth.

(1) Source: Standard & Poor's Micropal. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.


                                                               Annual Report | 3

TOP 10 COUNTRIES
Based on Equity Securities as of 12/31/05

-------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
-------------------------------------------------------------------------------
  U.S.                                                                    19.9%
-------------------------------------------------------------------------------
  U.K.                                                                    11.5%
-------------------------------------------------------------------------------
  Japan                                                                    8.4%
-------------------------------------------------------------------------------
  South Korea                                                              7.2%
-------------------------------------------------------------------------------
  China                                                                    6.9%
-------------------------------------------------------------------------------
  France                                                                   6.1%
-------------------------------------------------------------------------------
  Spain                                                                    4.5%
-------------------------------------------------------------------------------
  Germany                                                                  4.4%
-------------------------------------------------------------------------------
  Switzerland                                                              4.4%
-------------------------------------------------------------------------------
  Netherlands                                                              4.0%
-------------------------------------------------------------------------------

TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities as of 12/31/05

-------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
-------------------------------------------------------------------------------
  Oil, Gas & Consumable Fuels                                              9.2%
-------------------------------------------------------------------------------
  Pharmaceuticals                                                          8.6%
-------------------------------------------------------------------------------
  Insurance                                                                7.4%
-------------------------------------------------------------------------------
  Commercial Banks                                                         7.3%
-------------------------------------------------------------------------------
  Diversified Telecommunication Services                                   6.1%
-------------------------------------------------------------------------------
  Electric Utilities                                                       4.7%
-------------------------------------------------------------------------------
  Capital Markets                                                          4.3%
-------------------------------------------------------------------------------
  Health Care Providers & Services                                         3.6%
-------------------------------------------------------------------------------
  Food Products                                                            3.2%
-------------------------------------------------------------------------------
  Software                                                                 3.2%
-------------------------------------------------------------------------------

Strong demand for oil sustained high prices during most of the year, while prices for other commodities such as industrial metals were also high, led by copper, whose contract price rose 45.4% during 2005.(2) This contributed to economic growth in countries such as Australia and Canada, and emerging markets in Asia and Latin America that are tied to mining and industrial commodities.

In this environment, global equity markets performed strongly, particularly outside the U.S. One-year total return for the MSCI AC World ex US Index was +17.11% in U.S. dollar terms.(3) By comparison the total return for the MSCI USA Index was +5.72%.(4) In terms of sectors, energy and materials led equity market performance, and telecommunication services and consumer-related sectors lagged.

Among developed countries, the Japanese equity market performed well, returning +44.70% in local currency terms for the year under review.(4) However, this market benefited primarily from investors outside Japan, and the return was significantly less (+25.62%) after conversion into U.S. dollars.(4) In contrast, the conversion into dollars enhanced equity market returns in Brazil (+57.04%), Mexico (+49.11%) and South Korea (+58.00%).(4) At the beginning of the year, the consensus of many analysts appeared to be that the U.S. dollar would decline in value relative to major currencies. In fact, for the year the dollar appreciated versus the yen, the euro, the pound and most other currencies.

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings (typically five years), asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. As we look worldwide, we consider specific companies, rather than sectors or countries, to make our investment decisions.

(2)   Source: New York Mercantile Exchange.

(3) Source: Standard & Poor's Micropal. The MSCI AC World ex US Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S.

(4) Source: Standard & Poor's Micropal. Individual country market returns are measured by MSCI country-specific indexes. The MSCI USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the U.S.


4 | Annual Report

MANAGER'S DISCUSSION

During the 12 months under review, the Fund benefited from overweighted allocations in the utilities and health care sectors relative to the MSCI AC World Index.(5) Higher energy prices and reduced operating costs and capital expenditures continued to drive the performance of several of the Fund's European utilities holdings, such as E.ON and Suez. Among the Fund's top contributing health care holdings were Millipore and AmerisourceBergen. Millipore, a leading provider of bioprocess and biosience products and services, strengthened its financial position with a new credit agreement and planned repatriation of approximately $500 million of foreign earnings under the American Jobs Creation Act of 2004. Millipore maintained stable operating performance despite many of the problems faced by the industry's large pharmaceutical companies. Shares of major pharmaceutical distributor AmerisourceBergen also rose sharply as the company refinanced its debt and has been consolidating operations and facilities as it moves to a "fee-for-services" system.

The Fund's overweighted allocation to Asia was also positive for the portfolio. The Fund was significantly overweighted in South Korea. The Fund's holdings in South Korean bank stocks Kookmin Bank and Daegu Bank surged due to a sharp reduction in bad loans. In terms of individual stocks, Japanese bulldozer manufacturer Komatsu was the Fund's top contributor to performance. Several years ago, Komatsu was heavily in debt, but has since experienced strong growth by expanding its interests in China and India.

Although the Fund outperformed its benchmark, there were several detractors from Fund performance during the year. The Fund's underweighted position in the energy sector hurt relative performance.(6) In addition, our underweighted exposure to Canadian stocks, which generally performed well, hindered results. On a stock-specific basis, shares of China Pharmaceutical Group, a major vitamin C and penicillin manufacturer, declined in value largely due to volatile vitamin C prices stemming from overcapacity. However, our outlook remained positive as we believed the environment is improving, which could further solidify China Pharmaceutical's lead as the lowest cost producer. Stock selection in the consumer discretionary sector also hurt Fund performance.(7) The Fund's Investment in TCL Multimedia Technology Holdings also dragged on performance.

TOP 10 EQUITY HOLDINGS
12/31/05

-------------------------------------------------------------------------------
  COMPANY                                                            % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY                                           NET ASSETS
-------------------------------------------------------------------------------
  Royal Dutch Shell PLC, A & B                                             2.2%
   OIL, GAS & CONSUMABLE FUELS, U.K.
-------------------------------------------------------------------------------
  Telefonos de Mexico SA de CV
  (Telmex), L, ADR                                                         1.9%
   DIVERSIFIED TELECOMMUNICATION
   SERVICES, MEXICO
-------------------------------------------------------------------------------
  Sanofi-Aventis                                                           1.8%
   PHARMACEUTICALS, FRANCE
-------------------------------------------------------------------------------
  Total SA, B                                                              1.7%
   OIL, GAS & CONSUMABLE FUELS, FRANCE
-------------------------------------------------------------------------------
  UBS AG                                                                   1.6%
   CAPITAL MARKETS, SWITZERLAND
-------------------------------------------------------------------------------
  Akzo Nobel NV                                                            1.6%
   CHEMICALS, NETHERLANDS
-------------------------------------------------------------------------------
  Nomura Holdings Inc.                                                     1.6%
   CAPITAL MARKETS, JAPAN
-------------------------------------------------------------------------------
  BAE Systems PLC                                                          1.5%
   AEROSPACE & DEFENSE, U.K.
-------------------------------------------------------------------------------
  Komatsu Ltd.                                                             1.5%
   MACHINERY, JAPAN
-------------------------------------------------------------------------------
  Swiss Reinsurance Co.                                                    1.5%
   INSURANCE, SWITZERLAND
-------------------------------------------------------------------------------

(5) The utilities sector comprises electric utilities, multi-utilities and independent power producers and energy traders in the SOI. The health care sector comprises health care equipment and supplies, biotechnology, health care providers and services, and pharmaceuticals.

(6)   The energy sector comprises oil, gas and consumable fuels in the SOI.

(7) The consumer discretionary sector comprises automobiles; household durables; textiles, apparel and luxury goods; diversified consumer services; media; multi-line retail; and specialty retail in the SOI.


                                                               Annual Report | 5

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended December 31, 2005, the U.S. dollar increased in value relative to most non-U.S. currencies. As a result, the Fund's performance was negatively affected by the portfolio's investment primarily in securities with non-U.S. currency exposure.

Thank you for your continued participation in Templeton Global Opportunities Trust. We look forward to serving your future investment needs.

[PHOTO]    /s/ Guang Yang

           Guang Yang, CFA
           Portfolio Manager
           Templeton Global Opportunities Trust





THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Annual Report

PERFORMANCE SUMMARY AS OF 12/31/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

------------------------------------------------------------------------------------------------------
  CLASS A (SYMBOL: TEGOX)                                  CHANGE          12/31/05         12/31/04
------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$1.18            $16.83           $15.65
------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/05-12/31/05)
------------------------------------------------------------------------------------------------------
  Dividend Income                         $0.1951
------------------------------------------------------------------------------------------------------
  Short-Term Capital Gain                 $0.0152
------------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                  $0.5819
------------------------------------------------------------------------------------------------------
         TOTAL                            $0.7922
------------------------------------------------------------------------------------------------------
  CLASS B (SYMBOL: N/A)                                    CHANGE          12/31/05         12/31/04
------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$1.16            $16.69           $15.53
------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/05-12/31/05)
------------------------------------------------------------------------------------------------------
  Dividend Income                         $0.0716
------------------------------------------------------------------------------------------------------
  Short-Term Capital Gain                 $0.0152
------------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                  $0.5819
------------------------------------------------------------------------------------------------------
         TOTAL                            $0.6687
------------------------------------------------------------------------------------------------------
  CLASS C (SYMBOL: TEGPX)                                  CHANGE          12/31/05         12/31/04
------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$1.15            $16.63           $15.48
------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/05-12/31/05)
------------------------------------------------------------------------------------------------------
  Dividend Income                         $0.0744
------------------------------------------------------------------------------------------------------
  Short-Term Capital Gain                 $0.0152
------------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                  $0.5819
------------------------------------------------------------------------------------------------------
         TOTAL                            $0.6715
------------------------------------------------------------------------------------------------------

Templeton Global Opportunities Trust paid distributions derived from long-term capital gains totaling 58.19 cents per share ($0.5819) in March and December 2005. The Fund designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3)(C).


                                                               Annual Report | 7

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

----------------------------------------------------------------------------------------------
  CLASS A                                 1-YEAR          5-YEAR              10-YEAR
----------------------------------------------------------------------------------------------
  Cumulative Total Return(1)              +12.63%         +27.79%             +122.51%
----------------------------------------------------------------------------------------------
  Average Annual Total Return(2)           +6.19%          +3.79%               +7.68%
----------------------------------------------------------------------------------------------
  Value of $10,000 Investment(3)         $10,619         $12,046              $20,967
----------------------------------------------------------------------------------------------
  CLASS B                                 1-YEAR          5-YEAR          INCEPTION (1/1/99)
----------------------------------------------------------------------------------------------
  Cumulative Total Return(1)              +11.80%         +23.14%              +50.11%
----------------------------------------------------------------------------------------------
  Average Annual Total Return(2)           +7.80%          +3.91%               +5.97%
----------------------------------------------------------------------------------------------
  Value of $10,000 Investment(3)         $10,780         $12,114              $15,011
----------------------------------------------------------------------------------------------
  CLASS C                                 1-YEAR          5-YEAR              10-YEAR
----------------------------------------------------------------------------------------------
  Cumulative Total Return(1)              +11.79%         +23.08%             +106.88%
----------------------------------------------------------------------------------------------
  Average Annual Total Return(2)          +10.79%          +4.24%               +7.54%
----------------------------------------------------------------------------------------------
  Value of $10,000 Investment(3)         $11,079         $12,308              $20,688
----------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN


-------------------------------------------------------------------------------
  CLASS A                                                             12/31/05
-------------------------------------------------------------------------------
  1-Year                                                                 +6.19%
-------------------------------------------------------------------------------
  5-Year                                                                 +3.79%
-------------------------------------------------------------------------------
  10-Year                                                                +7.68%
-------------------------------------------------------------------------------

CLASS A (1/1/96-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

   DATE       TEMPLETON GLOBAL OPPORTUNITIES TRUST       MSCI AC WORLD INDEX(4)
  -----       ------------------------------------       ----------------------
   1/96                       9423                               10000
                              9903                               10222
                             10054                               10265
                             10169                               10423
                             10535                               10677
                             10680                               10688
                             10588                               10747
                             10069                               10346
                             10428                               10473
                             10741                               10860
                             10901                               10903
                             11534                               11486
                             11703                               11320
                             12191                               11510
                             12376                               11667
                             12311                               11433
                             12540                               11801
                             13284                               12505
                             13767                               13145
                             14421                               13739
                             13791                               12775
                             14830                               13456
                             13644                               12655
                             13472                               12849
                             13403                               13017
                             13071                               13304
                             13762                               14214
                             14429                               14821
                             14589                               14960
                             14090                               14676
                             14010                               14940
                             14179                               14945
                             11914                               12851
                             11816                               13107
                             12565                               14304
                             13234                               15172
                             13322                               15877
                             13231                               16201
                             12885                               15794
                             13751                               16505
                             14710                               17218
                             14080                               16609
                             14710                               17436
                             14541                               17365
                             14381                               17344
                             14136                               17157
                             14550                               18026
                             15434                               18586
  12/99                      16942                               20134
                             16071                               19048
                             16507                               19113
                             17156                               20369
                             16375                               19456
                             16632                               18951
                             17466                               19593
                             17284                               19018
                             17658                               19609
                             16814                               18532
                             16429                               18169
                             16055                               17044
                             16407                               17328
                             16575                               17767
                             16071                               16272
                             15049                               15176
                             15827                               16282
                             15770                               16100
                             15545                               15607
                             15342                               15361
                             15060                               14655
                             13764                               13316
                             14046                               13599
                             14835                               14436
  12/01                      14935                               14571
                             14437                               14172
                             14301                               14068
                             15048                               14703
                             14673                               14237
                             14923                               14257
                             13902                               13387
                             12789                               12265
                             12699                               12296
                             10974                               10948
                             11587                               11754
                             12358                               12397
                             11680                               11806
                             11406                               11461
                             10902                               11260
                             10592                               11218
                             11718                               12220
                             12672                               12931
                             12913                               13179
                             13235                               13471
                             13752                               13791
                             13740                               13879
                             14544                               14721
                             14832                               14947
  12/03                      15971                               15895
                             16457                               16167
                             16908                               16465
                             16667                               16378
                             16250                               16002
                             16343                               16137
                             16621                               16463
                             15949                               15941
                             16088                               16044
                             16551                               16382
                             16899                               16786
                             17953                               17708
                             18615                               18399
                             18294                               18012
                             19044                               18645
                             18555                               18243
                             18162                               17851
                             18436                               18198
                             18805                               18390
                             19483                               19075
                             19614                               19229
                             20364                               19812
                             19519                               19283
                             20185                               19995
  12/05                      20967                               20491

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------------------------------------------
  CLASS B                                                             12/31/05
-------------------------------------------------------------------------------
  1-Year                                                                 +7.80%
-------------------------------------------------------------------------------
  5-Year                                                                 +3.91%
-------------------------------------------------------------------------------
  Since Inception (1/1/99)                                               +5.97%
-------------------------------------------------------------------------------

CLASS B (1/1/99-12/31/05

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

   DATE       TEMPLETON GLOBAL OPPORTUNITIES TRUST       MSCI AC WORLD INDEX(4)
  -----       ------------------------------------       ----------------------
   1/99                      10000                               10000
                              9925                               10204
                              9658                                9948
                             10301                               10395
                             11014                               10845
                             10534                               10461
                             11000                               10982
                             10866                               10937
                             10746                               10924
                             10548                               10806
                             10852                               11354
                             11509                               11706
                             12631                               12682
                             11979                               11998
                             12327                               12038
                             12812                               12830
                             12220                               12254
                             12412                               11936
                             13020                               12341
                             12884                               11978
                             13149                               12351
                             12516                               11672
                             12220                               11444
                             11939                               10735
                             12190                               10914
                             12307                               11190
                             11923                               10249
                             11161                                9559
                             11733                               10255
                             11682                               10141
                             11506                                9830
                             11354                                9675
                             11136                                9230
                             10178                                8387
                             10371                                8566
                             10943                                9092
  12/01                      11018                                9178
                             10640                                8926
                             10539                                8861
                             11076                                9261
                             10790                                8967
                             10967                                8980
                             10218                                8432
                              9393                                7725
                              9317                                7745
                              8046                                6895
                              8492                                7403
                              9048                                7808
                              8553                                7436
                              8342                                7219
                              7971                                7092
                              7743                                7065
                              8555                                7696
                              9248                                8144
                              9417                                8301
                              9645                                8485
                             10017                                8686
                             10000                                8742
                             10583                                9272
                             10786                                9414
  12/03                      11606                               10011
                             11944                               10183
                             12274                               10371
                             12089                               10315
                             11776                               10079
                             11835                               10164
                             12030                               10369
                             11538                               10040
                             11632                               10105
                             11954                               10318
                             12208                               10573
                             12953                               11154
                             13427                               11588
                             13185                               11345
                             13712                               11743
                             13357                               11490
                             13071                               11244
                             13262                               11462
                             13513                               11583
                             13997                               12014
                             14075                               12111
                             14603                               12479
                             13988                               12145
                             14456                               12594
  12/05                      15011                               12906


                                                               Annual Report | 9

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------------------------------------------
  CLASS C                                                             12/31/05
-------------------------------------------------------------------------------
  1-Year                                                                +10.79%
-------------------------------------------------------------------------------
  5-Year                                                                 +4.24%
-------------------------------------------------------------------------------
  10-Year                                                                +7.54%
-------------------------------------------------------------------------------

CLASS C (1/1/96-12/31/05)


 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

   DATE       TEMPLETON GLOBAL OPPORTUNITIES TRUST       MSCI AC WORLD INDEX(4)
  -----       ------------------------------------       ----------------------
   1/96                      10000                               10000
                             10503                               10222
                             10664                               10265
                             10778                               10423
                             11152                               10677
                             11298                               10688
                             11200                               10747
                             10648                               10346
                             11013                               10473
                             11338                               10860
                             11501                               10903
                             12167                               11486
                             12328                               11320
                             12837                               11510
                             13025                               11667
                             12947                               11433
                             13181                               11801
                             13962                               12505
                             14466                               13145
                             15142                               13739
                             14466                               12775
                             15550                               13456
                             14301                               12655
                             14110                               12849
  12/97                      14022                               13017
                             13662                               13304
                             14383                               14214
                             15068                               14821
                             15229                               14960
                             14701                               14676
                             14607                               14940
                             14776                               14945
                             12402                               12851
                             12298                               13107
                             13071                               14304
                             13759                               15172
                             13841                               15877
                             13736                               16201
                             13363                               15794
                             14261                               16505
                             15248                               17218
                             14587                               16609
                             15228                               17436
                             15040                               17365
                             14873                               17344
                             14606                               17157
                             15021                               18026
                             15928                               18586
  12/99                      17478                               20134
                             16571                               19048
                             17004                               19113
                             17668                               20369
                             16855                               19456
                             17122                               18951
                             17958                               19593
                             17757                               19018
                             18136                               19609
                             17256                               18532
                             16844                               18169
                             16465                               17044
                             16809                               17328
                             16960                               17767
                             16438                               16272
                             15381                               15176
                             16174                               16282
                             16104                               16100
                             15871                               15607
                             15649                               15361
                             15358                               14655
                             14028                               13316
                             14296                               13599
                             15089                               14436
  12/01                      15183                               14571
                             14670                               14172
                             14530                               14068
                             15276                               14703
                             14879                               14237
                             15124                               14257
                             14087                               13387
                             12955                               12265
                             12850                               12296
                             11090                               10948
                             11708                               11754
                             12477                               12397
                             11793                               11806
                             11501                               11461
                             10988                               11260
                             10673                               11218
                             11796                               12220
                             12744                               12931
                             12990                               13179
                             13294                               13471
                             13809                               13791
                             13786                               13879
                             14582                               14721
                             14863                               14947
  12/03                      15989                               15895
                             16469                               16167
                             16914                               16465
                             16658                               16378
                             16236                               16002
                             16318                               16137
                             16588                               16463
                             15908                               15941
                             16037                               16044
                             16482                               16382
                             16822                               16786
                             17854                               17708
                             18507                               18399
                             18172                               18012
                             18901                               18645
                             18410                               18243
                             18015                               17851
                             18278                               18198
                             18625                               18390
                             19283                               19075
                             19403                               19229
                             20132                               19812
                             19283                               19283
                             19929                               19995
  12/05                      20688                               20491

ENDNOTES

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) Source: Standard & Poor's Micropal. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.


10 | Annual Report

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. THEREFORE, THE SECOND LINE FOR EACH CLASS IS USEFUL IN COMPARING ONGOING COSTS ONLY, AND WILL NOT HELP YOU COMPARE TOTAL COSTS OF OWNING DIFFERENT FUNDS. IN ADDITION, IF TRANSACTION COSTS WERE INCLUDED, YOUR TOTAL COSTS WOULD HAVE BEEN HIGHER. PLEASE REFER TO THE FUND PROSPECTUS FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES.

--------------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT      ENDING ACCOUNT     EXPENSES PAID DURING
  CLASS A                                       VALUE 7/1/05         VALUE 12/31/05    PERIOD* 7/1/05-12/31/04
--------------------------------------------------------------------------------------------------------------
  Actual                                           $1,000              $1,115.00                $7.46
--------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000              $1,018.15                $7.12
--------------------------------------------------------------------------------------------------------------
  CLASS B
--------------------------------------------------------------------------------------------------------------
  Actual                                           $1,000              $1,110.90                $11.39
--------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000              $1,014.42                $10.87
--------------------------------------------------------------------------------------------------------------
  CLASS C
--------------------------------------------------------------------------------------------------------------
  Actual                                           $1,000              $1,110.80                $11.39
--------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000              $1,014.42                $10.87
--------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.40%; B: 2.14%; and C: 2.14%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


12 | Annual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

                                                                    ----------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
CLASS A                                                                 2005         2004        2003         2002        2001
                                                                    ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...........................      $  15.65     $  13.81    $  10.20     $  13.18    $  14.63
                                                                    ----------------------------------------------------------
Income from investment operations:

 Net investment income(a) ....................................          0.19         0.17        0.11         0.11        0.18

 Net realized and unrealized gains (losses) ..................          1.78         2.10        3.62        (2.98)      (1.49)
                                                                    ----------------------------------------------------------
Total from investment operations .............................          1.97         2.27        3.73        (2.87)      (1.31)
                                                                    ----------------------------------------------------------
Less distributions from:

 Net investment income .......................................         (0.19)       (0.18)      (0.12)       (0.11)      (0.09)

 Net realized gains ..........................................         (0.60)       (0.25)         --           --       (0.05)
                                                                    ----------------------------------------------------------
Total distributions ..........................................         (0.79)       (0.43)      (0.12)       (0.11)      (0.14)
                                                                    ----------------------------------------------------------
Redemption fees ..............................................            --(c)        --(c)       --(c)        --          --
                                                                    ----------------------------------------------------------
Net asset value, end of year .................................      $  16.83     $  15.65    $  13.81     $  10.20    $  13.18
                                                                    ==========================================================

Total return(b) ..............................................         12.63%       16.55%      36.74%      (21.79)%     (8.97)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............................      $378,507     $374,648    $369,776     $304,913    $437,829

Ratios to average net assets:

 Expenses ....................................................          1.38%        1.42%       1.50%        1.46%       1.41%

 Net investment income .......................................          1.20%        1.17%       0.97%        0.94%       0.64%

Portfolio turnover rate ......................................         10.24%       10.35%      21.47%       26.78%      15.18%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


                         Annual Report | See notes to financial statements. | 13

TEMPLETON GLOBAL OPPORTUNITIES TRUST

                                                                    ----------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
CLASS B                                                                 2005         2004        2003         2002        2001
                                                                    ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...........................      $  15.53     $  13.72    $  10.15     $  13.11    $  14.58
                                                                    ----------------------------------------------------------
Income from investment operations:

 Net investment income (loss)(a) .............................          0.08         0.07        0.02         0.02       (0.02)

 Net realized and unrealized gains (losses) ..................          1.75         2.07        3.59        (2.95)      (1.38)
                                                                    ----------------------------------------------------------
Total from investment operations .............................          1.83         2.14        3.61        (2.93)      (1.40)
                                                                    ----------------------------------------------------------
Less distributions from:

 Net investment income .......................................         (0.07)       (0.08)      (0.04)       (0.03)      (0.02)

 Net realized gains ..........................................         (0.60)       (0.25)         --           --       (0.05)
                                                                    ----------------------------------------------------------
Total distributions ..........................................         (0.67)       (0.33)      (0.04)       (0.03)      (0.07)
                                                                    ----------------------------------------------------------
Redemption fees ..............................................            --(c)        --(c)       --(c)        --          --
                                                                    ----------------------------------------------------------
Net asset value, end of year .................................      $  16.69     $  15.53    $  13.72     $  10.15    $  13.11
                                                                    ==========================================================

Total return(b) ..............................................         11.80%       15.69%      35.70%      (22.38)%     (9.62)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............................      $  2,069     $  1,958    $  1,215     $    903    $    986

Ratios to average net assets:

 Expenses ....................................................          2.13%        2.17%       2.24%        2.20%       2.15%

 Net investment income (loss) ................................          0.45%        0.42%       0.23%        0.20%      (0.15)%

Portfolio turnover rate ......................................         10.24%       10.35%      21.47%       26.78%      15.18%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


14 | See notes to financial statements. | Annual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

                                                                    ----------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
CLASS C                                                                 2005         2004        2003         2002        2001
                                                                    ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...........................      $  15.48     $  13.66    $  10.11     $  13.02    $  14.46
                                                                    ----------------------------------------------------------
Income from investment operations:

 Net investment income (loss)(a) .............................          0.07         0.06        0.02         0.02       (0.01)

 Net realized and unrealized gains (losses) ..................          1.75         2.08        3.56        (2.93)      (1.38)
                                                                    ----------------------------------------------------------
Total from investment operations .............................          1.82         2.14        3.58        (2.91)      (1.39)
                                                                    ----------------------------------------------------------
Less distributions from:

 Net investment income .......................................         (0.07)       (0.07)      (0.03)          --(d)       --

 Net realized gains ..........................................         (0.60)       (0.25)         --           --       (0.05)
                                                                    ----------------------------------------------------------
Total distributions ..........................................         (0.67)       (0.32)      (0.03)          --       (0.05)
                                                                    ----------------------------------------------------------
Redemption fees ..............................................            --(c)        --(c)       --(c)        --          --
                                                                    ----------------------------------------------------------
Net asset value, end of year .................................      $  16.63     $  15.48    $  13.66     $  10.11    $  13.02
                                                                    ==========================================================

Total return(b) ..............................................         11.79%       15.74%      35.58%      (22.33)%     (9.68)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............................      $ 19,127     $ 18,252    $ 17,009     $ 14,117    $ 20,097

Ratios to average net assets:

 Expenses ....................................................          2.13%        2.17%       2.25%        2.21%       2.15%

 Net investment income (loss) ................................          0.45%        0.42%       0.22%        0.19%      (0.11)%

Portfolio turnover rate ......................................         10.24%       10.35%      21.47%       26.78%      15.18%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.

(d)   Actual distribution from net investment income per share was $.0031.


                         Annual Report | See notes to financial statements. | 15

TEMPLETON GLOBAL OPPORTUNITIES TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                       SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS 96.8%
        AUSTRALIA 0.8%
        Alumina Ltd. .................................                 Metals & Mining                     583,600   $    3,176,500
                                                                                                                     --------------
        BELGIUM 0.3%
        Agfa Gevaert NV ..............................          Leisure Equipment & Products                57,600        1,050,804
                                                                                                                     --------------
        BERMUDA 2.4%
        ACE Ltd. .....................................                    Insurance                         94,225        5,035,384
        XL Capital Ltd., A ...........................                    Insurance                         69,790        4,702,450
                                                                                                                     --------------
                                                                                                                          9,737,834
                                                                                                                     --------------
        CANADA 1.0%
        Alcan Inc. ...................................                 Metals & Mining                      62,180        2,555,034
    (a) Celestica Inc. ...............................       Electronic Equipment & Instruments             56,085          595,448
        Domtar Inc. ..................................             Paper & Forest Products                 161,300          931,191
                                                                                                                     --------------
                                                                                                                          4,081,673
                                                                                                                     --------------
        CHINA 6.9%
(a),(b) Bank of Communications Ltd., 144A ............                Commercial Banks                     708,000          321,874
        BYD Co. Ltd., H ..............................              Electrical Equipment                   478,000          736,698
    (a) China Life Insurance Co. Ltd., H .............                    Insurance                      2,671,000        2,359,708
        China Mobile (Hong Kong) Ltd. ................       Wireless Telecommunication Services           700,500        3,315,645
    (a) China Pharmaceutical Group Ltd. ..............                 Pharmaceuticals                  25,503,000        3,946,993
    (b) China Power International
         Development Ltd., 144A ........................  Independent Power Producers & Energy Traders   2,814,500          925,625
        China Resources Power Co. Ltd. ...............  Independent Power Producers & Energy Traders    10,126,000        5,713,600
(a),(b) China Shenhua Energy Co. Ltd., 144A ..........           Oil, Gas & Consumable Fuels             1,569,000        1,730,146
        China Telecom Corp. Ltd., H ..................     Diversified Telecommunication Services        5,324,000        1,956,936
        Chitaly Holdings Ltd. ........................               Household Durables                    260,000          124,909
        PetroChina Co. Ltd., H .......................           Oil, Gas & Consumable Fuels             1,770,000        1,449,575
    (a) Shanghai Electric Group Corp. ................              Electrical Equipment                 3,150,000        1,076,590
    (a) TCL Communication Technology Holdings ........            Communications Equipment               2,267,200           57,604
        TCL Multimedia Technology Holdings Ltd. ......               Household Durables                  5,668,000          818,732
        Weiqiao Textile Co. Ltd. .....................         Textiles Apparel & Luxury Goods           2,234,500        3,054,781
                                                                                                                     --------------
                                                                                                                         27,589,416
                                                                                                                     --------------
        FRANCE 6.1%
        AXA SA .......................................                    Insurance                        102,318        3,301,981
    (a) Electricite de France ........................               Electric Utilities                     48,870        1,850,195
        Sanofi-Aventis ...............................                 Pharmaceuticals                      83,866        7,347,073
        Suez SA ......................................                 Multi-Utilities                     110,374        3,436,523
        Total SA, B ..................................           Oil, Gas & Consumable Fuels                26,977        6,776,972
        Valeo SA .....................................                 Auto Components                      48,623        1,808,033
                                                                                                                     --------------
                                                                                                                         24,520,777
                                                                                                                     --------------
        GERMANY 4.4%
        Celesio AG ...................................        Health Care Providers & Services              49,300        4,230,208
        Deutsche Post AG .............................             Air Freight & Logistics                 131,260        3,188,647
        E.ON AG ......................................               Electric Utilities                     57,480        5,951,452
        Volkswagen AG ................................                   Automobiles                        76,020        4,021,934
                                                                                                                     --------------
                                                                                                                         17,392,241
                                                                                                                     --------------


16 | Annual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                       SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        HONG KONG 2.6%
        Asia Aluminum Holdings Ltd. ..................                Metals & Mining                   17,050,000   $    1,473,306
        Bank of East Asia Ltd. .......................                Commercial Banks                      40,400          122,185
        Cheung Kong (Holdings) Ltd. ..................                  Real Estate                        512,000        5,252,958
    (a) CK Life Sciences International (Holdings) Inc.                 Biotechnology                        19,800            2,426
        Hutchison Whampoa Ltd., ADR ..................            Industrial Conglomerates                  26,100        1,242,953
        MTR Corp. Ltd. ...............................                  Road & Rail                        449,500          884,084
        Swire Pacific Ltd., A ........................                  Real Estate                        145,000        1,301,581
                                                                                                                     --------------
                                                                                                                         10,279,493
                                                                                                                     --------------
        INDIA 1.9%
        Hindustan Petroleum Corp. Ltd. ...............          Oil, Gas & Consumable Fuels                275,410        2,012,247
        Satyam Computer Services Ltd. ................                  IT Services                        331,900        5,442,289
                                                                                                                     --------------
                                                                                                                          7,454,536
                                                                                                                     --------------
        ISRAEL 0.4%
    (a) Check Point Software Technologies Ltd. .......                    Software                          76,200        1,531,620
                                                                                                                     --------------
        ITALY 1.3%
        Eni SpA ......................................          Oil, Gas & Consumable Fuels                184,151        5,107,908
                                                                                                                     --------------
        JAPAN 8.4%
        East Japan Railway Co. .......................                  Road & Rail                            447        3,071,397
        Hitachi Ltd. .................................       Electronic Equipment & Instruments            466,000        3,138,778
        Komatsu Ltd. .................................                   Machinery                         366,000        6,049,869
        Mabuchi Motor Co. Ltd. .......................       Electronic Equipment & Instruments             31,600        1,753,622
        NEC Corp. ....................................            Computers & Peripherals                  175,000        1,088,283
        Nintendo Co. Ltd. ............................                    Software                          33,200        4,008,303
        Nippon Telegraph & Telephone Corp. ...........     Diversified Telecommunication Services              400        1,816,487
        Nomura Holdings Inc. .........................                Capital Markets                      324,000        6,203,846
        Olympus Corp. ................................        Health Care Equipment & Supplies              88,300        2,319,156
        Sompo Japan Insurance Inc. ...................                   Insurance                          44,000          594,595
        SONY Corp. ...................................               Household Durables                     82,800        3,381,310
                                                                                                                     --------------
                                                                                                                         33,425,646
                                                                                                                     --------------
        MEXICO 2.3%
        Kimberly Clark de Mexico SA de CV, A .........               Household Products                    445,600        1,593,301
        Telefonos de Mexico SA de CV (Telmex), L, ADR      Diversified Telecommunication Services          311,040        7,676,467
                                                                                                                     --------------
                                                                                                                          9,269,768
                                                                                                                     --------------
        NETHERLANDS 4.0%
        Akzo Nobel NV ................................                   Chemicals                         136,720        6,336,661
        ING Groep NV .................................                Capital Markets                      132,300        4,589,064
        Koninklijke Philips Electronics NV ...........               Household Durables                    163,503        5,081,030
                                                                                                                     --------------
                                                                                                                         16,006,755
                                                                                                                     --------------
        NEW ZEALAND 0.8%
        Fisher & Paykel Healthcare Corp. Ltd. ........        Health Care Equipment & Supplies           1,166,850        3,026,226
                                                                                                                     --------------
        SINGAPORE 0.5%
        DBS Group Holdings Ltd. ......................                Commercial Banks                     215,000        2,133,257
                                                                                                                     --------------


                                                              Annual Report | 17

TEMPLETON GLOBAL OPPORTUNITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                       SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        SOUTH KOREA 7.2%
        Bank of Pusan ................................                Commercial Banks                     217,610   $    2,861,868
        Daegu Bank Co. Ltd. ..........................                Commercial Banks                     175,690        2,668,047
        Hana Financial Group Inc. ....................                Commercial Banks                      47,258        2,167,062
        Kookmin Bank .................................                Commercial Banks                      73,720        5,597,598
        Korea Electric Power Corp., ADR ..............               Electric Utilities                    234,530        4,570,990
        KT Corp., ADR ................................     Diversified Telecommunication Services          165,185        3,559,737
        Samsung Electronics Co. Ltd. .................    Semiconductors & Semiconductor Equipment           8,630        5,644,834
        SK Telecom Co. Ltd., ADR .....................      Wireless Telecommunication Services             92,600        1,878,854
                                                                                                                     --------------
                                                                                                                         28,948,990
                                                                                                                     --------------
        SPAIN 4.5%
        Banco Santander Central Hispano SA ...........                Commercial Banks                     322,500        4,256,977
        Iberdrola SA, Br. ............................               Electric Utilities                    180,936        4,945,903
        Repsol YPF SA ................................          Oil, Gas & Consumable Fuels                161,820        4,726,047
        Telefonica SA ................................     Diversified Telecommunication Services          259,975        3,911,774
                                                                                                                     --------------
                                                                                                                         17,840,701
                                                                                                                     --------------
        SWEDEN 2.0%
        Atlas Copco AB, A ............................                   Machinery                         145,480        3,240,823
        Nordea Bank AB ...............................                Commercial Banks                     236,730        2,458,024
        Securitas AB, B ..............................         Commercial Services & Supplies              140,800        2,339,135
                                                                                                                     --------------
                                                                                                                          8,037,982
                                                                                                                     --------------
        SWITZERLAND 4.4%
        Lonza Group AG ...............................                   Chemicals                          41,300        2,527,513
        Nestle SA ....................................                 Food Products                         8,740        2,614,516
        Swiss Reinsurance Co. ........................                   Insurance                          82,260        6,023,529
        UBS AG .......................................                Capital Markets                       69,000        6,570,428
                                                                                                                     --------------
                                                                                                                         17,735,986
                                                                                                                     --------------
        TAIWAN 1.1%
        Chunghwa Telecom Co. Ltd., ADR ...............     Diversified Telecommunication Services          112,100        2,057,035
        Lite-on Technology Corp., GDR ................            Computers & Peripherals                  173,770        2,368,881
                                                                                                                     --------------
                                                                                                                          4,425,916
                                                                                                                     --------------
        THAILAND 2.1%
    (b) Airports of Thailand PLC, 144A ...............         Transportation Infrastructure             2,135,400        2,748,303
        BEC World Public Co. Ltd., fgn. ..............                     Media                         4,081,800        1,363,088
        Krung Thai Bank Public Co. Ltd., fgn. ........                Commercial Banks                  15,000,000        4,241,316
                                                                                                                     --------------
                                                                                                                          8,352,707
                                                                                                                     --------------


18 | Annual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                       SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        UNITED KINGDOM 11.5%
        BAE Systems PLC ..............................              Aerospace & Defense                    925,737   $    6,080,072
        BP PLC .......................................          Oil, Gas & Consumable Fuels                383,840        4,087,737
    (a) British Airways PLC ..........................                    Airlines                         214,800        1,234,306
        Cable & Wireless PLC .........................     Diversified Telecommunication Services          705,230        1,446,876
        Cadbury Schweppes PLC ........................                 Food Products                       225,600        2,132,794
        GlaxoSmithKline PLC ..........................                Pharmaceuticals                       90,900        2,297,353
        HSBC Holdings PLC ............................                Commercial Banks                     156,800        2,517,730
        National Grid PLC ............................               Electric Utilities                    148,743        1,456,099
        Royal Dutch Shell PLC, A .....................          Oil, Gas & Consumable Fuels                 21,030          641,828
        Royal Dutch Shell PLC, B .....................          Oil, Gas & Consumable Fuels                256,227        8,190,542
        Shire PLC ....................................                Pharmaceuticals                      340,388        4,357,017
        Smiths Group PLC .............................            Industrial Conglomerates                 219,270        3,945,962
        Unilever PLC .................................                 Food Products                       504,367        5,002,510
        Yell Group PLC ...............................                     Media                           292,700        2,701,683
                                                                                                                     --------------
                                                                                                                         46,092,509
                                                                                                                     --------------
        UNITED STATES 19.9%
        Abbott Laboratories ..........................                Pharmaceuticals                      137,640        5,427,145
        American International Group Inc. ............                   Insurance                          31,152        2,125,501
        AmerisourceBergen Corp. ......................        Health Care Providers & Services             124,600        5,158,440
        AON Corp. ....................................                   Insurance                         152,920        5,497,474
        Applera Corp. - Applied Biosystems Group .....                 Biotechnology                        52,600        1,397,056
        AT&T Inc. ....................................     Diversified Telecommunication Services           75,190        1,841,403
    (a) BMC Software Inc. ............................                    Software                         236,790        4,851,827
    (a) Boston Scientific Corp. ......................        Health Care Equipment & Supplies              68,300        1,672,667
        Bristol-Myers Squibb Co. .....................                Pharmaceuticals                      146,600        3,368,868
    (a) Cadence Design Systems Inc. ..................                    Software                         133,000        2,250,360
        CIGNA Corp. ..................................        Health Care Providers & Services              31,500        3,518,550
    (a) DIRECTV Group Inc. ...........................                     Media                           126,600        1,787,592
        El Paso Corp. ................................          Oil, Gas & Consumable Fuels                171,300        2,083,008
        Electronic Data Systems Corp. ................                  IT Services                         61,000        1,466,440
        H&R Block Inc. ...............................         Diversified Consumer Services                81,600        2,003,280
    (a) Interpublic Group of Cos. Inc. ...............                     Media                           169,100        1,631,815
    (a) Invitrogen Corp. .............................                 Biotechnology                        12,480          831,667
        Kraft Foods Inc., A ..........................                 Food Products                       103,000        2,898,420
    (a) Kroger Co. ...................................            Food & Staples Retailing                 197,800        3,734,464
        Merck & Co. Inc. .............................                Pharmaceuticals                      151,690        4,825,259
    (a) Millipore Corp. ..............................        Health Care Equipment & Supplies              44,700        2,951,988
        News Corp., A ................................                     Media                           117,100        1,820,905
        OfficeMax Inc. ...............................                Specialty Retail                     127,100        3,223,256
        Pfizer Inc. ..................................                Pharmaceuticals                      115,484        2,693,087
        Raytheon Co. .................................              Aerospace & Defense                    109,520        4,397,228
        Target Corp. .................................                Multiline Retail                      54,900        3,017,853
    (a) Tenet Healthcare Corp. .......................        Health Care Providers & Services             191,800        1,469,188
        Time Warner Inc. .............................                     Media                           101,100        1,763,184
                                                                                                                     --------------
                                                                                                                         79,707,925
                                                                                                                     --------------
        TOTAL COMMON STOCKS (COST $283,836,774).......                                                                  386,927,170
                                                                                                                     --------------


                                                              Annual Report | 19

TEMPLETON GLOBAL OPPORTUNITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        SHORT TERM INVESTMENTS (COST $13,099,050) 3.3%
        UNITED STATES 3.3%
        Federal Home Loan Bank, 3.40%,
         1/03/06-1/26/07 .............................                 Government Bonds              $  13,104,000   $   13,104,000
                                                                                                                     --------------
        TOTAL INVESTMENTS
         (COST $296,935,824) 100.1% ..................                                                                  400,031,170
        OTHER ASSETS, LESS LIABILITIES (0.1)% ........                                                                     (328,365)
                                                                                                                     --------------
        NET ASSETS 100.0% ............................                                                               $  399,702,805
                                                                                                                     ==============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt

GDR - Global Depository Receipt

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2005, the aggregate value of these securities was $5,725,948, representing 1.43% of net assets.


20 | See notes to financial statements. | Annual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005

Assets:
 Investments in securities:
  Cost .............................................................................   $296,935,824
                                                                                       ============
  Value ............................................................................   $400,031,170
 Cash ..............................................................................         41,467
 Foreign currency, at value (cost $6,878) ..........................................          6,714
 Receivables:

  Capital shares sold ..............................................................        296,457
  Dividends ........................................................................        657,549
                                                                                       ------------
      Total assets .................................................................    401,033,357
                                                                                       ------------
Liabilities:
 Payables:
  Capital shares redeemed ..........................................................        702,385
  Affiliates .......................................................................        556,865
  Deferred tax .....................................................................          7,796
 Accrued expenses and other liabilities ............................................         63,506
                                                                                       ------------
      Total liabilities ............................................................      1,330,552
                                                                                       ------------
        Net assets, at value .......................................................   $399,702,805
                                                                                       ============
Net assets consist of:
 Paid-in capital ...................................................................   $291,176,051
 Undistributed net investment income ...............................................        269,798
 Net unrealized appreciation (depreciation) ........................................    103,080,643
 Accumulated net realized gain (loss) ..............................................      5,176,313
                                                                                       ------------
        Net assets, at value .......................................................   $399,702,805
                                                                                       ============
Class A:
 Net assets, at value ..............................................................   $378,506,658
                                                                                       ============
 Shares outstanding ................................................................     22,488,546
                                                                                       ============
 Net asset value per share(a) ......................................................   $      16.83
                                                                                       ============
 Maximum offering price per share (net asset value per share / 94.25%) .............   $      17.86
                                                                                       ============
Class B:
 Net assets, at value ..............................................................   $  2,068,998
                                                                                       ============
 Shares outstanding ................................................................        123,973
                                                                                       ============
 Net asset value and maximum offering price per share(a) ...........................   $      16.69
                                                                                       ============
Class C:
 Net assets, at value ..............................................................   $ 19,127,149
                                                                                       ============
 Shares outstanding ................................................................      1,150,139
                                                                                       ============
 Net asset value and maximum offering price per share(a) ...........................   $      16.63
                                                                                       ============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                         Annual Report | See notes to financial statements. | 21

TEMPLETON GLOBAL OPPORTUNITIES TRUST

STATEMENT OF OPERATIONS
for the year ended December 31, 2005

Investment income:
 Dividends (net of foreign taxes of $872,037) ......................................   $  9,566,866
 Interest ..........................................................................        308,846
 Other income (Note 8) .............................................................         26,509
                                                                                       ------------
      Total investment income ......................................................      9,902,221
                                                                                       ------------
Expenses:
 Management fees (Note 3a) .........................................................      2,880,547
 Administrative fees (Note 3b) .....................................................        548,499
 Distribution fees (Note 3c)
  Class A ..........................................................................        910,441
  Class B ..........................................................................         19,729
  Class C ..........................................................................        179,892
 Transfer agent fees (Note 3e) .....................................................        553,000
 Custodian fees (Note 4) ...........................................................        113,200
 Reports to shareholders ...........................................................         65,100
 Registration and filing fees ......................................................         42,431
 Professional fees .................................................................         35,966
 Trustees' fees and expenses .......................................................        100,200
 Other .............................................................................         15,100
                                                                                       ------------
      Total expenses ...............................................................      5,464,105
      Expense reductions (Note 4) ..................................................         (2,689)
                                                                                       ------------
        Net expenses ...............................................................      5,461,416
                                                                                       ------------
          Net investment income ....................................................      4,440,805
                                                                                       ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ......................................................................     21,233,327
  Foreign currency transactions ....................................................        (63,190)
                                                                                       ------------
        Net realized gain (loss) ...................................................     21,170,137
                                                                                       ------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ......................................................................     20,018,631
  Translation of assets and liabilities denominated in foreign currencies ..........        (30,206)
 Change in deferred taxes on unrealized appreciation ...............................         (7,796)
                                                                                       ------------
        Net change in unrealized appreciation (depreciation) .......................     19,980,629
                                                                                       ------------
Net realized and unrealized gain (loss) ............................................     41,150,766
                                                                                       ------------
Net increase (decrease) in net assets resulting from operations ....................   $ 45,591,571
                                                                                       ============


22 | See notes to financial statements. | Annual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       ---------------------------
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                           2005           2004
                                                                                       ---------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................................................   $  4,440,805   $  4,294,737
  Net realized gain (loss) from investments and foreign currency transactions ......     21,170,137     17,673,551
  Net change in unrealized appreciation (depreciation) on investments, translation
   of assets and liabilities denominated in foreign currencies, and deferred taxes .     19,980,629     36,368,204
                                                                                       ---------------------------
      Net increase (decrease) in net assets resulting from operations ..............     45,591,571     58,336,492
                                                                                       ---------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A .........................................................................     (4,239,405)    (4,193,087)
   Class B .........................................................................         (8,596)        (8,883)
   Class C .........................................................................        (82,831)       (75,041)
  Net realized gains:
   Class A .........................................................................    (12,925,594)    (5,988,293)
   Class B .........................................................................        (71,145)       (31,028)
   Class C .........................................................................       (660,020)      (292,240)
                                                                                       ---------------------------
 Total distributions to shareholders ...............................................    (17,987,591)   (10,588,572)
                                                                                       ---------------------------
 Capital share transactions: (Note 2)
  Class A ..........................................................................    (22,311,118)   (40,514,944)
  Class B ..........................................................................        (39,214)       541,861
  Class C ..........................................................................       (410,100)      (916,009)
                                                                                       ---------------------------
 Total capital share transactions ..................................................    (22,760,432)   (40,889,092)
                                                                                       ---------------------------

 Redemption fees ...................................................................            483              3
                                                                                       ---------------------------
   Net increase (decrease) in net assets ...........................................      4,844,031      6,858,831
Net assets:
 Beginning of year .................................................................    394,858,774    387,999,943
                                                                                       ---------------------------
 End of year .......................................................................   $399,702,805   $394,858,774
                                                                                       ===========================
Undistributed net investment income included in net assets:
 End of year .......................................................................   $    269,798   $    233,466
                                                                                       ===========================


                         Annual Report | See notes to financial statements. | 23

TEMPLETON GLOBAL OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


24 | Annual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund is subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.


                                                              Annual Report | 25

TEMPLETON GLOBAL OPPORTUNITIES TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME AND DEFERRED TAXES (CONTINUED)

Foreign securities held by the Fund may be subject to foreign taxation. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securiteis are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date (30 days or less prior to June 1, 2004). The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


26 | Annual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class A, Class B, and Class C. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                       --------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31,
                                                  2005                          2004
                                       --------------------------------------------------------
                                         SHARES         AMOUNT         SHARES         AMOUNT
                                       --------------------------------------------------------
CLASS A SHARES:
 Shares sold .......................    1,995,754    $ 32,683,752     1,839,928    $ 26,625,295
 Shares issued in reinvestment
 of distributions ..................      867,284      14,519,798       572,490       8,622,980
 Shares redeemed ...................   (4,311,866)    (69,514,668)   (5,254,023)    (75,763,219)
                                       --------------------------------------------------------
 Net increase (decrease) ...........   (1,448,828)   $(22,311,118)   (2,841,605)   $(40,514,944)
                                       ========================================================
CLASS B SHARES:
 Shares sold .......................       20,274    $    325,383        53,957    $    769,916
 Shares issued in reinvestment
 of distributions ..................        4,054          67,343         2,253          33,688
 Shares redeemed ...................      (26,452)       (431,940)      (18,711)       (261,743)
                                       --------------------------------------------------------
 Net increase (decrease) ...........       (2,124)   $    (39,214)       37,499    $    541,861
                                       ========================================================
CLASS C SHARES:
 Shares sold .......................      137,498    $  2,198,786       142,556    $  2,025,120
 Shares issued in reinvestment
 of distributions ..................       40,531         670,773        22,938         341,687
 Shares redeemed ...................     (206,970)     (3,279,659)     (231,167)     (3,282,816)
                                       --------------------------------------------------------
 Net increase (decrease) ...........      (28,941)   $   (410,100)      (65,673)   $   (916,009)
                                       ========================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

---------------------------------------------------------------------------------------
SUBSIDIARY                                                       AFFILIATION
---------------------------------------------------------------------------------------
Templeton Investment Counsel, LLC (TIC)                          Investment manager
Franklin Templeton Services, LLC (FT Services)                   Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)             Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)    Transfer agent


                                                              Annual Report | 27

TEMPLETON GLOBAL OPPORTUNITIES TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE       NET ASSETS
--------------------------------------------------------------------------------
      0.750%              Up to and including $1 billion
      0.730%              Over $1 billion, up to and including $5 billion
      0.710%              Over $5 billion, up to and including $10 billion
      0.690%              Over $10 billion, up to and including $15 billion
      0.670%              Over $15 billion, up to and including $20 billion
      0.650%              In excess of $20 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE       NET ASSETS
--------------------------------------------------------------------------------
      0.150%              Up to and including $200 million
      0.135%              Over $200 million, up to and including $700 million
      0.100%              Over $700 million, up to and including $1.2 billion
      0.075%              In excess of $1.2 billion

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors up to 0.25% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year could be reimbursed in subsequent periods. Effective November 1, 2005, the plan was amended to discontinue the reimbursement of excess plan year costs in subsequent periods.

Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B ...............................................................    1.00%
Class C ...............................................................    1.00%


28 | Annual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Net sales charges received(a) .........................................  $29,147
Contingent deferred sales charges retained ............................  $ 5,702

(a)   Net of commissions paid to unaffiliated broker/dealers.

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $553,000, of which $375,796 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

The tax character of distributions paid during the years ended December 31, 2005 and 2004, was as follows:

                                                     ---------------------------
                                                        2005            2004
                                                     ---------------------------
Distributions paid from:
 Ordinary income.................................    $ 4,678,484     $ 4,277,011
 Long term capital gain..........................     13,309,107       6,311,561
                                                     ---------------------------
                                                     $17,987,591     $10,588,572
                                                     ===========================

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.


                                                              Annual Report | 29

TEMPLETON GLOBAL OPPORTUNITIES TRUST

5. INCOME TAXES (CONTINUED)

At December 31, 2005, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ...........................................   $ 296,935,824
                                                                  =============

Unrealized appreciation .......................................   $ 128,639,522
Unrealized depreciation .......................................     (25,544,176)
                                                                  -------------
Net unrealized appreciation (depreciation) ....................   $ 103,095,346
                                                                  =============

Undistributed ordinary income .................................   $     317,969
Undistributed long term capital gains .........................       5,128,142
                                                                  -------------
Distributable earnings ........................................   $   5,446,111
                                                                  =============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2005, aggregated $38,119,793 and $65,294,364, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement


30 | Annual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

8. REGULATORY MATTERS (CONTINUED)

and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                              Annual Report | 31

TEMPLETON GLOBAL OPPORTUNITIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON GLOBAL OPPORTUNITIES
TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of templeton global opportunities trust (the "fund") at december 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the united states of america. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the public company accounting oversight board (united states). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at december 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Pricewaterhouse Coopers LLP

San Francisco, California
February 10, 2006


32 | Annual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $18,437,249 as a capital gain dividend for the fiscal year ended December 31, 2005.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $9,246,465 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2005. In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the Fund designates 22.72% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2005.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $308,846 as interest-related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2005.

Under Section 871(k)(2)(C) of the Code, the Fund designates the maximum amount allowable but no less than $395,823 as a short-term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2005.

At December 31, 2005, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid as allowed, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 15, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis, by country, of foreign tax paid, foreign source income, and foreign qualified dividends as designated by the Fund to Class A, Class B, and Class C shareholders of record.


                                                              Annual Report | 33

TEMPLETON GLOBAL OPPORTUNITIES TRUST

TAX DESIGNATION (UNAUDITED)

RECORD DATE: 12/15/2005

-------------------------------------------------------------------------------------------------------------------
                                                                                  CLASS A

                                                               FOREIGN TAX        FOREIGN             FOREIGN
                                                                  PAID         SOURCE INCOME    QUALIFIED DIVIDENDS
COUNTRY                                                         PER SHARE        PER SHARE           PER SHARE
-------------------------------------------------------------------------------------------------------------------
Australia ..................................................     $0.0001          $0.0020             $0.0020
Belgium ....................................................      0.0003           0.0010              0.0010
Bermuda ....................................................      0.0000           0.0050              0.0050
Canada .....................................................      0.0003           0.0009              0.0009
Cayman Islands .............................................      0.0000           0.0002              0.0000
China ......................................................      0.0000           0.0110              0.0020
France .....................................................      0.0046           0.0162              0.0159
Germany ....................................................      0.0031           0.0123              0.0123
Hong Kong ..................................................      0.0000           0.0072              0.0000
India ......................................................      0.0000           0.0008              0.0008
Italy ......................................................      0.0026           0.0089              0.0089
Japan ......................................................      0.0011           0.0080              0.0080
Mexico .....................................................      0.0000           0.0066              0.0066
Netherlands ................................................      0.0042           0.0142              0.0142
New Zealand ................................................      0.0012           0.0042              0.0042
Singapore ..................................................      0.0000           0.0027              0.0000
South Korea ................................................      0.0074           0.0230              0.0229
Spain ......................................................      0.0034           0.0127              0.0127
Sweden .....................................................      0.0036           0.0125              0.0125
Switzerland ................................................      0.0033           0.0086              0.0086
Taiwan .....................................................      0.0015           0.0037              0.0037
Thailand ...................................................      0.0014           0.0069              0.0069
United Kingdom .............................................      0.0000           0.0400              0.0325
                                                               ----------------------------------------------------
TOTAL ......................................................     $0.0381          $0.2086             $0.1816
                                                               ====================================================

-------------------------------------------------------------------------------------------------------------------
                                                                                  CLASS B

                                                               FOREIGN TAX        FOREIGN             FOREIGN
                                                                  PAID         SOURCE INCOME    QUALIFIED DIVIDENDS
COUNTRY                                                         PER SHARE        PER SHARE           PER SHARE
-------------------------------------------------------------------------------------------------------------------
Australia...................................................     $0.0001          $0.0010             $0.0010
Belgium.....................................................      0.0003           0.0005              0.0005
Bermuda.....................................................      0.0000           0.0024              0.0024
Canada......................................................      0.0003           0.0005              0.0005
Cayman Islands..............................................      0.0000           0.0001              0.0000
China.......................................................      0.0000           0.0053              0.0010
France......................................................      0.0046           0.0078              0.0077
Germany.....................................................      0.0031           0.0060              0.0060
Hong Kong...................................................      0.0000           0.0035              0.0000
India.......................................................      0.0000           0.0004              0.0004
Italy.......................................................      0.0026           0.0043              0.0043
Japan.......................................................      0.0011           0.0038              0.0038
Mexico......................................................      0.0000           0.0032              0.0032
Netherlands.................................................      0.0042           0.0069              0.0069
New Zealand.................................................      0.0012           0.0021              0.0021
Singapore...................................................      0.0000           0.0013              0.0000
South Korea.................................................      0.0074           0.0111              0.0111
Spain.......................................................      0.0034           0.0061              0.0061
Sweden......................................................      0.0036           0.0060              0.0060
Switzerland.................................................      0.0033           0.0042              0.0042
Taiwan......................................................      0.0015           0.0018              0.0018
Thailand....................................................      0.0014           0.0034              0.0034
United Kingdom..............................................      0.0000           0.0193              0.0157
                                                               ----------------------------------------------------
TOTAL.......................................................     $0.0381          $0.1010             $0.0881
                                                               ====================================================


34 | Annual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

-------------------------------------------------------------------------------------------------------------------
                                                                                  CLASS C

                                                               FOREIGN TAX        FOREIGN             FOREIGN
                                                                 PAID          SOURCE INCOME    QUALIFIED DIVIDENDS
COUNTRY                                                         PER SHARE        PER SHARE           PER SHARE
-------------------------------------------------------------------------------------------------------------------
Australia...................................................     $0.0001          $0.0010             $0.0010
Belgium.....................................................      0.0003           0.0005              0.0005
Bermuda.....................................................      0.0000           0.0025              0.0025
Canada......................................................      0.0003           0.0005              0.0005
Cayman Islands..............................................      0.0000           0.0001              0.0000
China.......................................................      0.0000           0.0054              0.0010
France......................................................      0.0046           0.0080              0.0079
Germany.....................................................      0.0031           0.0061              0.0061
Hong Kong...................................................      0.0000           0.0036              0.0000
India.......................................................      0.0000           0.0004              0.0004
Italy.......................................................      0.0026           0.0044              0.0044
Japan.......................................................      0.0011           0.0039              0.0039
Mexico......................................................      0.0000           0.0033              0.0033
Netherlands.................................................      0.0042           0.0071              0.0071
New Zealand.................................................      0.0012           0.0021              0.0021
Singapore...................................................      0.0000           0.0013              0.0000
South Korea.................................................      0.0074           0.0114              0.0114
Spain.......................................................      0.0034           0.0063              0.0063
Sweden......................................................      0.0036           0.0062              0.0062
Switzerland.................................................      0.0033           0.0043              0.0043
Taiwan......................................................      0.0015           0.0018              0.0018
Thailand....................................................      0.0014           0.0034              0.0034
United Kingdom..............................................      0.0000           0.0199              0.0161
                                                               ----------------------------------------------------
TOTAL.......................................................     $0.0381          $0.1035             $0.0902
                                                               ====================================================

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate), or as a tax deduction.

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.(1)


                                                              Annual Report | 35

TEMPLETON GLOBAL OPPORTUNITIES TRUST

Foreign Qualified Dividends per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.(1)

In January 2006, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2005. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2005 individual income tax returns.

(1) Qualified dividends are taxed at a maximum rate of 15% (5% for those in the 10% and 15% income tax brackets). In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.


36 | Annual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION       TIME SERVED        BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)          Trustee        Since 1992         140                         Director, Bar-S Foods (meat packing
500 East Broward Blvd.                                                                         company).
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
FRANK J. CROTHERS (1944)         Trustee        Since 1989         20                          None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Island Corporate Holdings Ltd.; Director and Vice Chairman, Caribbean Utilities Co. Ltd.; Director, Provo Power Company
Ltd.; director of various other business and nonprofit organizations; and FORMERLY, Chairman, Atlantic Equipment & Power Ltd.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)       Trustee        Since 1992         141                         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)          Trustee        Since 1996         136                         Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                         (exploration and refining of oil and
Suite 2100                                                                                     gas), H.J. Heinz Company (processed
Fort Lauderdale, FL 33394-3091                                                                 foods and allied products), RTI
                                                                                               International Metals, Inc. (manufac-
                                                                                               ture and distribution of titanium),
                                                                                               Canadian National Railway (railroad),
                                                                                               and White Mountains Insurance
                                                                                               Group, Ltd. (holding company).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to
the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 37

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION       TIME SERVED        BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)         Trustee        Since 1993         140                         Director, Martek Biosciences
500 East Broward Blvd.                                                                         Corporation, MedImmune, Inc.
Suite 2100                                                                                     (biotechnology), and Overstock.com
Fort Lauderdale, FL 33394-3091                                                                 (Internet services); and FORMERLY,
                                                                                               Director, MCI Communication
                                                                                               Corporation (subsequently known as
                                                                                               MCI WorldCom, Inc. and WorldCom,
                                                                                               Inc.) (communications services)
                                                                                               (1988-2002), White Mountains
                                                                                               Insurance Group, Ltd. (holding compa-
                                                                                               ny) (1987-2004) and Spacehab, Inc.
                                                                                               (aerospace services) (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company)
(2001-2004); Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking)
(1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------
DAVID W. NIEMIEC (1949)          Trustee        Since October      17                          Director, Emeritus Corporation
500 East Broward Blvd.                          2005                                           (assist-ed living).
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Advisor, Saratoga Partners (private equity fund); Director, various private companies; and formerly, Managing Director, Saratoga
Partners (1998-2001); Managing Director, SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read &
Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)            Trustee        Since 2003         103                         Director, White Mountains Insurance
500 East Broward Blvd.                                                                         Group, Ltd. (holding company),
Suite 2100                                                                                     Amerada Hess Corporation
Fort Lauderdale, FL 33394-3091                                                                 (exploration and refining of oil and
                                                                                               gas) and Sentient Jet (private jet
                                                                                               service); and FORMERLY, Director,
                                                                                               Becton Dickinson and Company
                                                                                               (medical technology), Cooper
                                                                                               Industries, Inc. (electrical
                                                                                               prod-ucts and tools and hardware),
                                                                                               Health Net, Inc. (formerly,
                                                                                               Foundation Health) (integrated
                                                                                               managed care), The Hertz
                                                                                               Corporation, Pacific Southwest
                                                                                               Airlines, The RCA Corporation,
                                                                                               Unicom (former- ly, Commonwealth
                                                                                               Edison) and UAL Corporation
                                                                                               (airlines).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive
Officer (1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------


38 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION       TIME SERVED        BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
CONSTANTINE D. TSERETOPOULOS     Trustee        Since 1989         20                          None
(1954)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (1930)       Trustee        Since 1993         15                          Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                         (exploration and refining of oil and
Suite 2100                                                                                     gas), and Weatherford International,
Fort Lauderdale, FL 33394-3091                                                                 Ltd (oilfield products and servicing)
                                                                                               (2004-present); and FORMERLY,
                                                                                               Director, H.J. Heinz Company
                                                                                               (processed foods and allied prod-
                                                                                               ucts)(1987-1988; 1993-2003); and
                                                                                               Total Logistics, Inc. (operating and
                                                                                               investment business) (until 2005).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Darby Overseas Investments, Ltd., Darby Technology Ventures Group, LLC (investment firms) and Franklin Templeton
Investment Funds (1994-present); Director, Templeton Capital Advisors Ltd.; and FORMERLY, Chairman, Darby Emerging Markets
Investments LDC (until 2004) and Templeton Emerging Markets Investment Trust PLC (until 2003); Secretary of the United States
Department of the Treasury (1988-1993); Chairman of the Board, Dillon, Read & Co. Inc. (investment banking) (until 1988); and
U.S. Senator, New Jersey (April 1982-December 1982).
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Trustee,       Trustee and        140                         None
One Franklin Parkway             Chairman of    Chairman of the
San Mateo, CA 94403-1906         the Board and  Board since 1995
                                 Vice President and Vice President
                                                since 1992
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin
Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)  Trustee and    Trustee since      123                         None
One Franklin Parkway             Vice President 1993 and Vice
San Mateo, CA 94403-1906                        President since
                                                1996
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)           Vice President Since 1996         Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 39

                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION         TIME SERVED      BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief            Since 2004       Not Applicable              Not Applicable
One Franklin Parkway             Compliance
San Mateo, CA 94403-1906         Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY A. EVERETT (1964)        President and    Since            Not Applicable              Not Applicable
PO Box N-7759                    Chief            October 2005
Lyford Cay, Nassau, Bahamas      Executive
                                 Officer -
                                 Investment
                                 Management
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; and officer of 14 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice      Since 2002       Not Applicable              Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President   Since 2000       Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)          Vice President   Since 2000       Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services,
LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC,
Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and
Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of
47 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment
Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney
Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S.
District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------


40 | Annual Report

                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION         TIME SERVED      BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (1940)               Vice President   Since 1994       Not Applicable              Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice
President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (1937)         Vice President   Since 2002       Not Applicable              Not Applicable
600 Fifth Avenue                 - AML
Rockefeller Center               Compliance
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, Franklin Templeton
Institutional Suisse S.A., Arch Chemicals, Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT C. ROSSELOT (1960)        Secretary        Since 2004       Not Applicable              Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel and Assistant Secretary, Franklin Resources, Inc.; Vice President and Assistant Secretary, Templeton
Investment Counsel, LLC and Fiduciary Trust International of the South; officer of 14 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Assistant General Counsel, The Prudential Insurance Company of America (1997-2001).
------------------------------------------------------------------------------------------------------------------------------------
GREGORY R. SEWARD (1956)         Treasurer        Since 2004       Not Applicable              Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 16 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Vice President, JPMorgan Chase (2000-2004) and American General Financial Group (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice President   Since October    Not Applicable              Not Applicable
One Franklin Parkway                              2005
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 41

                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION         TIME SERVED      BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief Financial  Since 2004       Not Applicable              Not Applicable
500 East Broward Blvd.           Officer and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Accounting
                                 Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987
and 1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's adviser and distributor. Nicholas F. Brady is considered to be an interested person of the Fund under the federal securities laws due to his ownership interest in a subsidiary of Resources, as well as his director positions with such company and certain other related companies.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION REQUIRE THE TRUST TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE TRUST'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF FRANK A. OLSON AND DAVID W. NIEMIEC AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MESSRS. OLSON AND NIEMIEC QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. OLSON HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2003. HE CURRENTLY SERVES AS CHAIRMAN EMERITUS OF THE HERTZ CORPORATION AND WAS FORMERLY ITS CHAIRMAN OF THE BOARD FROM 1980 TO 2000 AND ITS CHIEF EXECUTIVE OFFICER FROM 1977 TO 1999. MR. OLSON IS ALSO A DIRECTOR AND AUDIT COMMITTEE MEMBER OF AMERADA HESS CORPORATION AND WHITE MOUNTAINS INSURANCE GROUP, LTD., AND A FORMER CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF UAL CORPORATION. MR. NIEMIEC HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2005, CURRENTLY SERVES AS AN ADVISOR TO SARATOGA PARTNERS AND WAS FORMERLY ITS MANAGING DIRECTOR FROM 1998 TO 2001. MR. NIEMIEC IS A DIRECTOR OF EMERITUS CORPORATION AND VARIOUS PRIVATE COMPANIES, AND WAS FORMERLY MANAGING DIRECTOR OF SBC WARBURG DILLON READ FROM 1997 TO 1998, AND WAS VICE CHAIRMAN FROM 1991 TO 1997 AND CHIEF FINANCIAL OFFICER FROM 1982 TO 1997 OF DILLON, READ & CO. INC. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. OLSON AND MR. NIEMIEC HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE TRUST, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MESSRS. OLSON AND NIEMIEC ARE INDEPENDENT DIRECTORS AS THAT TERM IS DEFINED UNDER THE APPLICABLE U.S. SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


42 | Annual Report

TEMPLETON GLOBAL OPPORTUNITIES TRUST

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 43

                       THIS PAGE INTENTIONALLY LEFT BLANK.

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
 Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
 Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
 U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/05                                              Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON          One Franklin Parkway
    INVESTMENT              San Mateo, CA 94403-1906


|_| WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
    Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON
GLOBAL OPPORTUNITIES TRUST

INVESTMENT MANAGER

Templeton Investment Counsel, LLC

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

415 A2005 02/06






ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12 (a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are David W. Niemiec and Frank A. Olson and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)  Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $23,215 for the fiscal year ended December 31, 2005 and $23,000 for the fiscal year ended December 31, 2004.

(b)  Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements were $0 for the fiscal year ended December 31, 2005 and $48,579 for the fiscal year ended December 31, 2004. The services for which these fees were paid included attestation services.

(c)  Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $19,591 for the fiscal year ended December 31, 2005 and $0 for the fiscal year ended December 31, 2004. The services for which these fees were paid included tax compliance and advice.

(d)  All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2005 and $280 for the fiscal year ended December 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $4,500 for the fiscal year ended December 31, 2005 and $159,720 for the fiscal year ended December 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

          (i)  pre-approval of all audit and audit related services;

         (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

         (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $24,091 for the fiscal year ended December 31, 2005 and $208,579 for the fiscal year ended December 31, 2004.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A


ITEM 6. SCHEDULE OF INVESTMENTS.   N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.


ITEM 12. EXHIBITS.

(A)(1) Code of Ethics

(A)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



TEMPLETON GLOBAL OPPORTUNITIES TRUST


By /s/JIMMY D. GAMBILL
   -------------------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date:  February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
   -------------------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date:  February 21, 2006

By /S/GALEN G. VETTER
-----------------------------------
Galen G. Vetter
Chief Financial Officer
Date:  February 21, 2006